Initial Public Offering (Details) - USD ($)			3 Months Ended
	Aug. 14, 2020	Jun. 30, 2020	Sep. 30, 2020
Initial Public Offering (Textual)
Gross proceeds			$ 120,750,000
Over-Allotment Option [Member]
Initial Public Offering (Textual)
Number of units issued in transaction		441,500
Issuance of public shares		1,575,000
Share price per share	$ 10.00
Gross proceeds	$ 120,800,000
Offering cost	7,100,000
Deferred underwriting commissions	$ 4,200,000
IPO [Member]
Initial Public Offering (Textual)
Number of units issued in transaction	12,075,000	10,500,000
Issuance of public shares	1,575,000
Share price per share		$ 10.00
Gross proceeds	$ 120,800,000